Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 2,812,921	$ 82,272,479
Restricted cash	4,386,659	4,351,692
Prepayment and other current assets, net	98,664,545
Total current assets	105,864,125	86,624,171
Non-current assets
Non-marketable investment, net
Total non-current assets
Total assets	105,864,125	86,624,171
Current liabilities
Accrued expenses and other payables	1,762,829	1,357,964
Advance from customers	4,386,659	4,351,692
Tax payable	30,451	15,004
Total current liabilities	6,179,939	5,724,660
Total liabilities	6,179,939	5,724,660
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Common stock (90,000,000 Class A shares authorized; $0.005 par value; 14,318,410 shares issued and outstanding as of December 31, 2025; 5,065,150 shares issued and outstanding as of December 31, 2024)	71,592	25,326
Additional paid-in capital	129,639,826	109,539,147
Accumulated deficit	(30,027,232)	(28,664,962)
Total shareholders’ equity	99,684,186	80,899,511
Total liabilities and shareholders’ equity	$ 105,864,125	$ 86,624,171